Non-controlling Interests	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Non-controlling Interests	D.16. Non-controlling interests Non-controlling interests did not represent a material component of Sanofi’s consolidated financial statements in the years ended December 31, 2017, 2016 and 2015.